BUSINESS ACQUISITIONS - Narrative (Details)						12 Months Ended
	Apr. 09, 2019 USD ($)	Aug. 10, 2018 USD ($)	May 11, 2018 USD ($)	Jul. 19, 2017 USD ($)	[1]	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) [1]	Dec. 17, 2018 USD ($)	Aug. 03, 2018 USD ($) center facility
Disclosure of detailed information about business combination [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest							$ 11,102,000	$ 153,000
Cash						$ 7,047,000	18,651,000
Non-controlling interest
Disclosure of detailed information about business combination [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest				$ 153,000			11,102,000	$ 153,000
Airtrax Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs							100,000
Polyair Acquisition
Disclosure of detailed information about business combination [line items]
Outstanding obligations or indemnifications							3,200,000
Percentage of voting equity interests acquired										100.00%
Cash consideration transferred										$ 145,102,000
Settlement amount	$ 2,300,000
Gains on litigation settlements	$ 900,000
Consideration transferred, acquisition-date fair value										$ 144,962,000
Polyair Acquisition | Accounts payable and accrued liabilities
Disclosure of detailed information about business combination [line items]
Outstanding obligations or indemnifications							1,600,000
Polyair Acquisition | Other liabilities
Disclosure of detailed information about business combination [line items]
Outstanding obligations or indemnifications							1,600,000
Polyair Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs							1,400,000
Polyair Acquisition | North America
Disclosure of detailed information about business combination [line items]
Number of manufacturing facilities | facility										7
Number of distribution centers | center										1
Maiweave Acquisition
Disclosure of detailed information about business combination [line items]
Outstanding obligations or indemnifications						0	0
Cash consideration transferred									$ 20,802,000
Consideration transferred, acquisition-date fair value									$ 20,801,000
Escrow deposit						$ 2,100,000
Maiweave Acquisition | Selling, general and administrative expense
Disclosure of detailed information about business combination [line items]
Acquisition-related costs							500,000
Capstone
Disclosure of detailed information about business combination [line items]
Purchase of interests in associates		$ 3,600,000
Outstanding obligations or indemnifications							$ 0
Capstone | Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Cash		1,000,000
Proportion of ownership interest in subsidiary (percent)						55.00%	55.00%
Proportion of ownership interests held by non-controlling interests (percent)						45.00%	45.00%
Outstanding obligations or indemnifications						$ 0
Capstone | Airtrax Acquisition | Non-controlling interest
Disclosure of detailed information about business combination [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest		(100,000)	$ 10,900,000
Capstone | Airtrax Acquisition | Deficit
Disclosure of detailed information about business combination [line items]
Increase (decrease) to equity as result of share-purchase activity of non-controlling interest		$ (2,500,000)	2,500,000
Capstone | Airtrax Acquisition | Airtrax Acquisition
Disclosure of detailed information about business combination [line items]
Fair value of contribution in-kind made by non-controlling shareholders			$ 13,400,000

[1]	On July 19, 2017, the non-controlling shareholders of Capstone acquired 99,000 additional shares of Capstone for a purchase price of approximately $153